Organization and Operations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 06, 2017	Jul. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net proceeds from initial offering after deducting underwriting discounts and commissions					$ 117,337
IPO [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation date			Apr. 21, 2017	Apr. 21, 2017
Corporation state name			Delaware	Delaware
IPO [Member] | Class A Common Stock [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Shares issued under IPO	10,416,666
Sale of stock price per share	$ 12.00
Net proceeds from initial offering after deducting underwriting discounts and commissions	$ 117,300
ACON Acquisition [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition date			Oct. 30, 2015	Oct. 30, 2015
Subsidiary [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation date			Sep. 24, 2015	Sep. 24, 2015
Subsidiary [Member] | Common Units [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of shares sold	10,416,666
Subsidiary [Member] | IPO [Member] | Class A Common Stock [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Shares issued under IPO				10,416,666
Subsidiary [Member] | Loungefly [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition date					Jun. 28, 2017
Subsidiary [Member] | Loungefly [Member] | Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Underpayments to U.S. Customs						$ 7,800
Payment of underpayments to U.S. Customs		$ 7,800
Subsidiary [Member] | Loungefly [Member] | Subsequent Event [Member] | Related to previously-issued consolidated financial statements [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Underpayments to U.S. Customs						$ 6,300
Funko Holdings LLC [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation date			May 28, 2013	May 28, 2013
Funko Holdings LLC [Member] | Subsidiary [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage			100.00%	100.00%
Funko Holdings LLC [Member] | Subsidiary [Member] | Funko LLC [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage			100.00%	100.00%